Segmented and geographic information - Breakdown of revenue from reporting segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 0	$ 16